Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	1,984,000,000	1,984,000,000	1,981,000,000
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	1,600,000	1,700,000
Share-based compensation grant date fair value | $	$ 94	$ 102
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share to acquire by holder	one
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	4,400,000		2,900,000
Share-based compensation grant date fair value | $	$ 239	$ 183
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	500,000	100,000
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value | $	$ 45	$ 39
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	800,000	500,000
Annual LTI Plans [member] | Performance share units (PSUs) [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	134,000	33,000
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted | $	$ 12	$ 35
Share-based compensation number of shares issued	200,000	600,000
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0	0
Other Recurring LTI RSU Plans [member] | Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	0	0